Amounts Due from Related Parties (Parenthetical) (Detail) (iSoftStone Technologies Co., Ltd.)	12 Months Ended
Dec. 31, 2012
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Unsecured Loan, Interest Rate	2.50%